Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Intangible Assets
Goodwill and Intangible Assets
The Company’s goodwill related to the acquisitions of PartnerRe SA, Winterthur Re, Paris Re and Presidio and intangible assets related to the acquisitions of Paris Re, Presidio, Aurigen and Claims Analytics at December 31, 2019, 2018 and 2017 were as follows (in thousands of U.S. dollars):

	Goodwill	Definite- lived intangible assets	Indefinite- lived intangible assets	Total intangible assets
Balance at December 31, 2016	$456,380	$99,742	$7,350	$107,092
Acquired during the year(1)	—	75,583	2,205	77,788
Intangible assets amortization	n/a	(24,646)	n/a	(24,646)
Balance at December 31, 2017	$456,380	$150,679	$9,555	$160,234
Acquired during the year(2)	—	4,138	—	4,138
Intangible assets amortization	n/a	(35,473)	n/a	(35,473)
Balance at December 31, 2018	$456,380	$119,344	$9,555	$128,899
Foreign currency translation	—	73	—	73
Intangible assets amortization	n/a	(11,434)	n/a	(11,434)
Balance at December 31, 2019	$456,380	$107,983	$9,555	$117,538

n/a: Not applicable
(1) In April 2017, the Company completed the acquisition of Aurigen. The Company recorded intangible assets related to the life value of business acquired (life VOBA) of $76 million and insurance licenses of $2 million. A bargain purchase gain of less than $1 million was included in Other income in the Consolidated Statement of Operations for the year ended December 31, 2017 representing the excess of fair value of the net assets acquired over the purchase price.
(2) In June 2018, the Company completed the acquisition for 100% of the assets in Claim Analytics Inc., a Canadian based provider of predictive analytics solutions for the insurance industry. In relation to this acquisition, the Company recorded intangible assets related to customer relationships of $4 million.
The gross carrying value and accumulated amortization of intangible assets included in the Consolidated Balance Sheets at December 31, 2019 and 2018 were as follows (in thousands of U.S. dollars):

	December 31, 2019			December 31, 2018
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Definite-lived intangible assets:
Renewal rights	$48,163	$(35,238)	$12,925	$48,163	$(31,828)	$16,335
Customer relationships	67,619	(42,419)	25,200	67,546	(36,188)	31,358
Life VOBA	75,583	(5,725)	69,858	75,583	(3,932)	71,651
Total definite-lived intangible assets	$191,365	$(83,382)	$107,983	$191,292	$(71,948)	$119,344
Indefinite-lived intangible assets:
Insurance licenses	9,555	n/a	9,555	9,555	n/a	9,555
Total intangible assets	$200,920	$(83,382)	$117,538	$200,847	$(71,948)	$128,899

n/a: Not applicable
Definite-lived intangible assets are amortized over a period of 10-13 years for renewal rights and customer relationships, and 100 years for life VOBA.
The allocation of the goodwill to the Company’s segments at December 31, 2019 and 2018 was as follows (in thousands of U.S. dollars):

	2019	2018
P&C segment	$242,376	$242,376
Specialty segment	196,047	196,047
Life and Health segment	17,957	17,957
Total	$456,380	$456,380

The estimated future amortization expense related to the Company’s definite-lived intangible assets is as follows (in thousands of U.S. dollars):

Year	VOBA	Other definite- lived intangible assets	Total definite- lived intangible assets
2020	$1,573	$8,422	$9,995
2021	1,486	7,349	8,835
2022	2,478	6,423	8,901
2023	2,272	5,641	7,913
2024	2,296	4,960	7,256
Thereafter	59,753	5,330	65,083
Total	$69,858	$38,125	$107,983